Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 28, 2012
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Epoch International Small Cap Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 91 of the Prospectus and in the "Alternative Sales
		Arrangements" section on page 104 of the Statement of Additional Information.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 69%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to
Class C shares). The Example also assumes that your investment has a 5% return
		each year and that the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting mostly of equity securities of companies located outside the U.S., which may include companies in emerging markets. Under normal circumstances, the Fund will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in the equity securities of "small capitalization" companies located outside of the U.S. Equity securities consist of common stock, depository receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks. Typically, a company is considered to be a "small capitalization" company if it has, at the time of purchase by the Fund, a market capitalization that is below $5 billion or in the range of the companies included in the MSCI World Ex U.S. Small Cap Index (which ranged from approximately $43.1 million to $4.4 billion as of December 31, 2011). The Fund will normally invest in companies located in at least three countries outside of the U.S. A company is considered to be located in a particular country if it:
(i) is organized under the laws of the country; (ii) has securities which are principally traded on a stock exchange in the country; (iii) derives at least
50% of its revenues from goods produced or sold, investments made, or services performed in the country; or (iv) maintains at least 50% of its assets in the country. Although the Fund is not subject to any additional geographic requirement, the Fund expects that the majority of its investments will be in the developed markets of Canada, Western Europe, Asia and Australasia. The Fund
may invest more than 25% of its net assets in securities of companies located in each of the United Kingdom and Japan. In order to gain additional exposure to the international, small capitalization market, the Fund may also invest in exchange traded funds ("ETFs"), whose underlying securities are issued by international small capitalization companies.

Investment Process: Epoch Investment Partners, Inc., the Fund's Subadvisor,
invests primarily in companies that generate free cash flow and have managements that use it to create returns for shareholders.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security if it sees the investment thesis
		failing to materialize.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the
Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in increased volatility. Such market conditions tend to add significantly to the risk of short-term volatility in the net asset value of the Fund's shares.

Management Risk: The investment strategies, practices and risk analysis used by the Fund's Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio managers' ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Depositary Receipts Risk: Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.

Small-Cap Stock Risk: Stocks of small capitalization companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects, and greater spreads between bid and ask prices than stocks of larger companies. Small-capitalization companies may be more vulnerable to adverse business or market developments.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk: The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.

Convertible Securities Risk: Convertible securities may be subordinate to other securities. In part, the total return for a convertible security depends upon performance of the underlying stock into which it can be converted. Also, issuers of convertible securities are often not as strong financially as those issuing securities with higher credit ratings, are more likely to encounter financial difficulties and typically are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, which could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, the Fund could lose its entire investment.

Exchange Traded Fund Risk: The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by the Fund could result in losses on the Fund's investment in ETFs. ETFs also have management fees that increase
		their costs versus the costs of owning the underlying securities directly.
Risk, Lose Money	rr_RiskLoseMoney	Before considering an investment in the Fund, you should understand that you could lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and the life of the
Fund compare to those of a broad-based securities market index. The Fund has selected the MSCI World Ex U.S. Small Cap Indexas its primary benchmark. The
MSCI World Ex U.S. Small Cap Index is composed of small capitalization stocks designed to measure equity performance in global developed markets, excluding the U.S.

Performance figures for Class I and Class A shares reflect the historical performance of the Institutional shares and Class P shares, respectively, of the
Epoch International Small Cap Fund (the predecessor to the Fund, which was subject to a different fee structure, and for which Epoch Investment Partners,
Inc. served as investment adviser) for periods prior to November 16, 2009.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund commenced operations on January 25, 2005. Class A shares (formerly Class P shares) were first offered on August 2, 2006.
Performance figures for Class C and Investor Class shares, first offered
November 16, 2009, reflect the historical performance of Class I shares through
November 15, 2009, adjusted for differences in fees and expenses. Unadjusted, the performance shown for the newer classes might have been lower. Past performance (before and after taxes) is not necessarily an indication of how the
Fund will perform in the future. Please visit mainstayinvestments.com for more
		recent performance information.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and tables indicate some of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	mainstayinvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Returns, Class I Shares (by calendar year 2006-2011)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they
		were, returns would be less than those shown.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter 2Q/09 28.06% Worst Quarter 3Q/08 -26.68%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown are for Class I shares. After-tax returns for the other share classes may vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. After-tax returns shown are for
		Class I shares. After-tax returns for the other share classes may vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | MSCI World Ex U.S. Small Cap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Ex U.S. Small Cap Index (reflects no deductions for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(15.81%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.23%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.71%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,069
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,447
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,505
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(26.32%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.56%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.64%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,049
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,413
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,434
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(26.26%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.57%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.40%)	[4]
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	2.46%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	349
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	777
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,331
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,842
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	249
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	777
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,331
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,842
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(23.36%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	1.10%	[2]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[2],[3]
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2],[3]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.39%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	451
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,720
Annual Return 2006	rr_AnnualReturn2006	38.26%
Annual Return 2007	rr_AnnualReturn2007	14.17%
Annual Return 2008	rr_AnnualReturn2008	(48.89%)
Annual Return 2009	rr_AnnualReturn2009	45.52%
Annual Return 2010	rr_AnnualReturn2010	27.92%
Annual Return 2011	rr_AnnualReturn2011	(21.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.68%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.74%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(4.20%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.29%
MainStay Epoch International Small Cap Fund (Prospectus Summary) | MainStay Epoch International Small Cap Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.03%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.31%

[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The management fee is 1.10% on all assets. New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive a portion of its management fee so that the management fee does not exceed 1.05%. This agreement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[3]	New York Life Investments has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class A shares do not exceed 1.65% of its average daily net assets. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes. This agreement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.
[4]	Reflects performance from August 2, 2006.